Matthews Emerging Asia Fund	March 31, 2021

Schedule of Investments[a] (unaudited)

COMMON EQUITIES: 101.7%

	Shares	Value

VIETNAM: 23.9%
Military Commercial Joint Stock Bank[b]	7,022,274	$8,600,925
Mobile World Investment Corp.	1,360,605	7,674,117
FPT Corp.	1,063,600	3,593,167
Phu Nhuan Jewelry JSC	881,694	3,239,690
Vinh Hoan Corp.	1,788,460	3,017,851
Nam Long Investment Corp.	1,505,612	2,288,573
Thien Long Group Corp.	432,430	722,514

Total Vietnam		29,136,837

INDIA: 14.4%
Bajaj Finance, Ltd.	60,419	4,277,447
L&T Finance Holdings, Ltd.	2,782,705	3,667,949
Crompton Greaves Consumer Electricals, Ltd.	673,190	3,619,952
Shriram City Union Finance, Ltd.	172,434	3,223,699
ICICI Prudential Life Insurance Co., Ltd.[b,c,d]	445,697	2,721,328

Total India		17,510,375

CHINA/HONG KONG: 13.7%
Shimao Services Holdings, Ltd.[b,c,d]	2,253,000	4,978,828
Chindata Group Holdings, Ltd. ADR[b]	174,100	2,879,614
XPeng, Inc. ADR[b]	50,700	1,851,057
JD Health International, Inc.[b,c,d]	117,700	1,712,168
Hangzhou Tigermed Consulting Co., Ltd. H Shares[b,c,d]	84,000	1,672,827
KE Holdings, Inc. ADR[b]	27,453	1,564,272
Kuaishou Technology[b,c,d]	32,500	1,128,748
Yatsen Holding, Ltd. ADR[b]	78,900	974,415

Total China/Hong Kong		16,761,929

INDONESIA: 12.7%
PT Bank Mandiri Persero	9,572,400	4,055,604
PT Bank Rakyat Indonesia Persero[b]	12,847,500	3,897,730
PT Kino Indonesia	16,373,000	2,332,986
PT Indofood CBP Sukses Makmur	2,927,200	1,854,125
PT Ramayana Lestari Sentosa	24,811,400	1,334,962
PT Mayora Indah	7,345,800	1,325,865
PT Adira Dinamika Multi Finance	1,197,600	686,616

Total Indonesia		15,487,888

PAKISTAN: 10.1%
Meezan Bank, Ltd.	5,947,309	4,410,776
PAK Suzuki Motor Co., Ltd.[b]	1,850,300	3,823,185
Indus Motor Co., Ltd.	456,650	3,457,173
GlaxoSmithKline Consumer Healthcare Pakistan, Ltd.	417,257	589,926

Total Pakistan		12,281,060

SRI LANKA: 8.2%
John Keells Holdings PLC	5,972,252	4,463,922
Sampath Bank PLC	9,496,884	2,572,804
Teejay Lanka PLC	6,972,828	1,401,573
Ceylon Cold Stores PLC	298,547	932,772
Ceylon Tobacco Co. PLC	140,647	692,457

Total Sri Lanka		10,063,528

	Shares	Value

BANGLADESH: 5.9%
BRAC Bank, Ltd.	6,241,817	$2,994,690
British American Tobacco Bangladesh Co., Ltd.	360,634	2,243,727
Marico Bangladesh, Ltd.	45,131	1,106,042
Berger Paints Bangladesh, Ltd.	43,249	895,446

Total Bangladesh		7,239,905

PHILIPPINES: 5.8%
Jollibee Foods Corp.	889,370	3,245,218
Universal Robina Corp.	804,410	2,209,414
Cosco Capital, Inc.	14,842,700	1,574,863

Total Philippines		7,029,495

THAILAND: 3.5%
Thai Beverage Public Co., Ltd.	7,771,000	4,284,882

Total Thailand		4,284,882

AUSTRALIA: 3.5%
Oil Search, Ltd.	1,347,646	4,213,529

Total Australia		4,213,529

MALAYSIA: 0.0%
MR DIY Group M BHD[c,d]	50,000	49,680

Total Malaysia		49,680

TOTAL INVESTMENTS: 101.7%		124,059,108
(Cost $104,386,143)

LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS: (1.7%)		(2,103,101)

NET ASSETS: 100.0%		$121,956,007

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.

b	Non-income producing security.

c	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At March 31, 2021, the aggregate value is $12,263,579, which is 10.06% of net assets.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

ADR	American Depositary Receipt

BHD	Berhad

JSC	Joint Stock Co.

Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

1	MATTHEWS ASIA FUNDS